Significant Accounting Policies and Basis of Presentation (Details) - Schedule of Consolidated Statements of Operation (Parentheticals) - Common Class A and Common Class B [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss per Class A and B common shares, Diluted | $ / shares	$ (0.30)
Weighted average shares outstanding per Class A and B common shares, Diluted | shares	5,001,699
Restatement Impacts [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss per Class A and B common shares, Diluted | $ / shares	$ 0.03
Weighted average shares outstanding per Class A and B common shares, Diluted | shares	5,001,699
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss per Class A and B common shares, Diluted | $ / shares	$ (0.27)
Weighted average shares outstanding per Class A and B common shares, Diluted | shares	5,001,699